FINANCIAL STATEMENT SCHEDULE I FOR PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2019
Condensed Financial Information Disclosure [Abstract]
CONDENSED BALANCE SHEETS
CONDENSED BALANCE SHEETS
(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of September 30,
	2018	2019	2019
	RMB	RMB	USD Note 4
Assets
Cash and cash equivalents	49,880	101,157	14,152
Other receivables, deposits and other assets	1	1	—
Amounts due from subsidiaries and consolidated VIEs	344,580	522,124	73,047

Total assets	394,461	623,282	87,199

Liabilities
Accrued expenses and other current liabilities	6,020	—	—
Contingent earn-out liabilities	83,872	97,417	13,629
Deficit of investments in subsidiaries and consolidated VIEs	1,101,475	1,346,408	188,370

Total liabilities	1,191,367	1,443,825	201,999

Series B convertible redeemable preferred shares (US$0.00001 par value, 160,000,000 shares authorized, issued and outstanding; liquidation value of RMB202,312 and RMB233,350 as of September 30, 2018 and 2019, respectively)	205,723	316,765	44,317
Series C convertible redeemable preferred shares (US$0.00001 par value, 120,000,000 shares authorized, issued and outstanding; liquidation value of RMB242,530 and RMB287,231 as of September 30, 2018 and 2019, respectively)	235,681	272,633	38,143
Series C-1 convertible redeemable preferred shares (US$0.00001 par value, 103,500,000 shares authorized, issued and outstanding; liquidation value of RMB221,064 and RMB255,213 as of September 30, 2018 and 2019 , respectively )	202,639	236,320	33,062
Series C-2 convertible redeemable preferred shares (US$0.00001 par value, 273,360,850 shares authorized, issued and outstanding; liquidation value of RMB595,962 as of September 30, 2019)	—	599,767	83,910

Total mezzanine equity	644,043	1,425,485	199,432

Shareholders’ deficit:
Ordinary shares	27	27	4
Series A non-redeemable preferred shares	35,777	35,777	5,005
Accumulated deficits	(1,478,466)	(2,275,924)	(318,414)
Accumulated other comprehensive income (loss)	1,713	(5,908)	(827)

Total shareholders’ deficit	(1,440,949)	(2,246,028)	(314,232)

Total liabilities, mezzanine equity and shareholders’ deficit	394,461	623,282	87,199

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(Renminbi in thousands, unless otherwise stated)

	For the Years Ended September 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD Note 4
General and administrative expenses	(1,574)	(5,247)	(15,888)	(2,223)
Interest income	—	2,096	1,761	246
Fair value change of contingent earn-out liabilities	(5,165)	6,164	42,404	5,933

(Loss) Income before equity in losses of subsidiaries and consolidated VIEs	(6,739)	3,013	28,277	3,956
Equity in losses of subsidiaries and consolidated VIEs	(238,700)	(502,935)	(526,614)	(73,674)

Net loss	(245,439)	(499,922)	(498,337)	(69,718)
Foreign currency translation adjustments	(2,838)	4,551	(7,621)	(1,066)
Deemed dividend	(58,763)	(135,547)	(307,389)	(43,005)

Comprehensive loss	(307,040)	(630,918)	(813,347)	(113,789)

CONDENSED STATEMENTS OF CASH FLOWS
CONDENSED STATEMENTS OF CASH FLOWS
(Renminbi in thousands, unless otherwise stated)

	For the Years Ended September 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD Note 4
Net cash provided by (used in) operating activities	14,103	(3,805)	(20,149)	(2,819)
Net cash used in investing activities	—	(341,213)	(460,663)	(64,449)
Net cash provided by financing activities	192,277	185,133	530,002	74,150
Effect of exchange rate changes	(237)	3,455	2,087	292

Net increase (decrease) in cash and cash equivalents	206,143	(156,430)	51,277	7,174
Cash and cash equivalents and restricted cash at the beginning of the year	167	206,310	49,880	6,978

Cash and cash equivalents and restricted cash at the end of the year	206,310	49,880	101,157	14,152